Private Placement (Details) - USD ($)		9 Months Ended	11 Months Ended
	Oct. 29, 2021	Sep. 30, 2022	Dec. 31, 2021
Private Placement (Details) [Line Items]
Aggregate purchase price amount		$ 6,250,000
Aggregate gross proceeds	$ 595,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Purchase of warrants			6,250,000
Price per share			$ 1
Aggregate purchase price amount			$ 6,250,000
Additional units purchased	595,000
Price per share	$ 1
Aggregate gross proceeds	$ 595,000
IPO Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Price per share		$ 1
Over-Allotment Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Additional units purchased	595,000
Price per share	$ 1